Taxes and Contributions Payable - Summary of Taxes and Contributions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Income tax	R$ 13,746	R$ 14,375
Social contribution	4,847	5,128
Social Contribution on revenues (COFINS)	2,128	2,280
Social Integration Program (PIS)	460	489
Service tax (ISS) on billing	856	1,348
Withholding Income Tax (IRRF) deducted from third parties	143	40
Others	111	102
Taxes and contributions payable	R$ 22,291	R$ 23,762